Premises and Equipment	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment
PREMISES AND EQUIPMENT

September 30,		2014	2013
	Estimated Useful Life	(In thousands)
Land	—	$113,353	$92,560
Buildings	25 - 40	143,627	132,822
Leasehold improvements	7 - 15	8,547	8,411
Capitalized software	5	11,557	—
Furniture, fixtures and equipment	2 - 10	53,597	36,798
		330,681	270,591
Less accumulated depreciation and amortization		(73,138)	(64,419)
		$257,543	$206,172

The Bank has non-cancelable operating leases for branch offices. Future minimum net rental commitments for all non-cancelable leases, including maintenance and associated costs, were as follows: $6,221,000 for 2015, $4,179,000 for 2016, $3,154,000 for 2017, $2,593,000 for 2018 and $12,281,000 thereafter.

Rental expense, including amounts paid under month-to-month cancelable leases, amounted to $6,600,000, $4,680,000 and $3,825,000 in 2014, 2013 and 2012, respectively.